Financial Instruments	12 Months Ended
Dec. 31, 2018
Financial Instruments
Financial Instruments

25.Financial Instruments

The following table sets forth the financial instruments, measured at fair value, by level within the fair value hierarchy as of December 31, 2017 (in thousands):

	Fair Value Measurements
		(RMB)
		Quoted Prices in
		Active Market	Significant Other
		for Identical	Observable
		Assets	Inputs
	Total	(Level 1)	(Level 2)
Time deposits-short term	30,603,369	30,603,369	—
Time deposits-long term	100,000	100,000	—
Equity investments with readily determinable fair values	828,260	828,260	—
Short-term investments	9,742,663	—	9,742,663
Total	41,274,292	31,531,629	9,742,663

The following table sets forth the financial instruments, measured at fair value, by level within the fair value hierarchy as of December 31, 2018 (in thousands):

	Fair Value Measurements
		(RMB)
		Quoted Prices in
		Active Market	Significant Other
		for Identical	Observable
		Assets	Inputs
	Total	(Level 1)	(Level 2)
Time deposits-short term	32,900,287	32,900,287	—
Time deposits-long term	100,000	100,000	—
Equity investments with readily determinable fair values	612,465	612,465	—
Short-term investments	11,674,775	—	11,674,775
Total	45,287,527	33,612,752	11,674,775

The rates of interest under the loan agreements with the lending banks were determined based on the prevailing interest rates in the market. The Group classifies the valuation techniques that use these inputs as Level 2 of fair value measurements of short-term bank loans. For other financial assets and liabilities with carrying values that approximate fair value, if measured at fair value in the financial statements, these financial instruments would be classified as Level 3 in the fair value hierarchy. As of December 31, 2017 and 2018, certain equity investments without determinable fair value (Note 8) were measured using significant unobservable inputs (Level 3) and written down from their respective carrying value to fair value, with impairment charges of RMB58.5 million and RMB133.6 million incurred and recorded in earnings for the years then ended.